4. DERIVATIVE LIABILITIES (Tables) - Quarterly Report	6 Months Ended
Jun. 30, 2015
Derivative Liabilities
	Warrants with Convertible Debt	Warrants with Issuance of Common Stock	Warrants Issued For Services	Total
Fair value at the commitment date	$87,189	$259,278	$0	$346,467
Fair value mark to market adjustment	429,948	323,293		753,241
Balances as of December 31, 2014	517,137	582,571	0	1,099,708
Fair value at the commitment date - in first quarter 2015	125,708	0	43,704	169,412
Fair value mark to market adjustment	(24,677)	(17,841)	(219)	(42,737)
Balances as of March 31, 2015	618,168	564,730	43,485	1,226,383
Fair value at the commitment date - in second quarter 2015			51,378	51,378
Reclassified to additional paid-in capital due to amendment of agreements.	(618,168)	(273,161)	–	(835,593)
Balances as of June 30, 2015	$0	$291,569	$94,863	$386,432

Assumptions Used
	Commitment Date	Remeasurement Date
Expected dividends	0%	0%
Expected volatility	150%	150%
Expected term	3-5 years	1.83 – 4.70 years
Risk free interest rate	0.75% - 1.1%	0.89%-1.35%